SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 1,012,850	$ 920,779	$ 819,971
Gross Reserves		12,725,631	12,047,792	11,395,321
Unearned Premiums		2,745,371	2,501,161	2,265,214
Other Benefits Payable		2,510,293	2,638,086	2,704,229
Premium Revenue		7,257,117	6,956,522	6,536,826
Net Investment Income (1)	[1]	398,348	376,469	360,668
Losses Incurred		4,747,403	4,883,984	5,334,900
Amortization of DAC		1,540,681	1,386,832	1,356,118
Other Expenses (2)	[2]	414,876	398,542	355,647
Premiums Written		7,544,195	7,134,018	6,300,858
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		700,694	617,537	543,416
Gross Reserves		12,725,631	12,047,792	11,395,321
Unearned Premiums		2,743,406	2,498,426	2,257,441
Other Benefits Payable		0	0	0
Premium Revenue		5,611,452	5,329,556	5,054,529
Losses Incurred		3,313,234	3,443,245	4,016,704
Amortization of DAC		1,430,121	1,279,039	1,254,067
Other Expenses (2)	[2]	119,274	100,635	87,163
Premiums Written		5,898,750	5,510,828	4,825,919
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		312,156	303,242	276,555
Gross Reserves		0	0	0
Unearned Premiums		1,965	2,735	7,773
Other Benefits Payable		2,510,293	2,638,086	2,704,229
Premium Revenue		1,645,665	1,626,966	1,482,297
Net Investment Income (1)	[1]	73,656	81,226	68,259
Losses Incurred		1,434,169	1,440,739	1,318,196
Amortization of DAC		110,560	107,793	102,051
Other Expenses (2)	[2]	92,919	88,069	73,105
Premiums Written		1,645,445	1,623,190	1,474,939
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		0	0	0
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income (1)	[1]	324,692	295,243	292,409
Losses Incurred		0	0	0
Amortization of DAC		0	0	0
Other Expenses (2)	[2]	202,683	209,838	195,379
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.